Earnings Per Share/ADS	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings Per Share/ADS

17. EARNINGS PER SHARE/ADS

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
	(in thousands)
Basic earnings per share:
Numerator:
Net income attributable to ordinary shareholders	2,148,566	1,807,176	1,880,087	264,805
Denominator:
Weighted average ordinary shares outstanding	499,861,764	499,160,564	489,952,172	489,952,172
Basic earnings per share	4.30	3.62	3.84	0.54
Diluted earnings per share:
Numerator:
Net income attributable to ordinary shareholders	2,148,566	1,807,176	1,880,087	264,805
Denominator:
Weighted average ordinary shares outstanding	499,861,764	499,160,564	489,952,172	489,952,172
Dilutive effect of share-based awards	619,776	506,228	1,300,288	1,300,288
Weighted average number of shares outstanding-diluted	500,481,540	499,666,792	491,252,460	491,252,460
Diluted earnings per share	4.29	3.62	3.83	0.54

Earnings per ADS
Net income per ADS – basic (RMB)	17.19	14.48	15.35	2.16
Net income per ADS – diluted (RMB)	17.17	14.47	15.31	2.16

The effects of 455,824, 1,484,748 and 1,181,760 stock options were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the years ended December 31, 2021, 2022 and 2023, respectively. The effects of 1,407,232, 4,161,652 and 2,051,810 restricted shares were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the years ended December 31, 2021, 2022 and 2023, respectively.